Consolidated Statements Of Comprehensive Income (Audited) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Statement of Other Comprehensive Income [Abstract]
Consolidated net income	$ 17,756	$ 16,387	$ 16,993
Less consolidated net income attributable to nonredeemable noncontrolling interest	(684)	(627)	(584)
Less consolidated net income attributable to redeemable noncontrolling interest	(73)	(61)	(20)
Consolidated net income attributable to Walmart	16,999	15,699	16,389
Other comprehensive income, net of income taxes
Currency translation and other	1,042	(2,758)	1,137
Derivatives instruments	136	(67)	(17)
Minimum pension liabilities	(166)	43	(145)
Other comprehensive income, net of income taxes	1,012	(2,782)	975
Less other comprehensive income attributable to nonredeemable noncontrolling interest	(138)	660	(162)
Less other comprehensive income attributable to redeemable noncontrolling interest	(51)	66	(97)
Other comprehensive income attributable to Walmart	823	(2,056)	716
Comprehensive income, net of income taxes	18,768	13,605	17,968
Less comprehensive income attributable to nonredeemable noncontrolling interest	(822)	33	(746)
Less comprehensive income attributable to redeemable noncontrolling interest	(124)	5	(117)
Comprehensive income attributable to Walmart	$ 17,822	$ 13,643	$ 17,105